Long-term Debt and Other Financing Arrangements - Summary of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term debt, Weighted average interest rate	4.86%	5.68%
Total long-term debt, Fair Value	$ 6,334	$ 6,475
Total long-term debt, Carrying Amount	6,184	6,359
Capital lease and other financing obligations, Carrying Amount	107	115
Bank overdrafts, Carrying Amount	5	1
Short-term debt, Carrying Amount	7	6
Total debt and other financing arrangements, Carrying Amount	6,303	6,481
Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings, Carrying Amount	362	150
Non-current portion of long-term debt and capital lease and other financing obligations, Carrying Amount	5,941	6,331
Senior secured term loan due 2013 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	218	1,270
Total long-term debt, Carrying Amount	218	1,287
Senior secured term loan due 2013 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	34	183
Total long-term debt, Carrying Amount	34	186
Senior secured term loan due 2016 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	2,324	2,290
Total long-term debt, Carrying Amount	2,315	2,338
Senior secured term loan due 2016 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	347	338
Total long-term debt, Carrying Amount	347	345
Senior secured term loan due 2017 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value		538
Total long-term debt, Carrying Amount		500
Senior secured term loan due 2017 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	1,173
Total long-term debt, Carrying Amount	1,176
Senior secured credit facilities [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	4,096	4,619
Total long-term debt, Carrying Amount	4,090	4,656
Senior debenture loan due 2016 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value		350
Total long-term debt, Carrying Amount		307
Senior debenture loan due 2014 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	232	234
Total long-term debt, Carrying Amount	209	204
Senior debenture loan due 2018 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	1,211	1,165
Total long-term debt, Carrying Amount	1,084	1,084
Senior debenture loan due 2020 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	794
Total long-term debt, Carrying Amount	800
Private placement debenture loan due 2012 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value		39
Total long-term debt, Carrying Amount		39
Private placement debenture loan due 2012 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value		64
Total long-term debt, Carrying Amount		65
Debenture Loans [Member]
Debt Instrument [Line Items]
Total long-term debt, Weighted average interest rate	7.60%	9.94%
Total long-term debt, Fair Value	2,237	1,852
Total long-term debt, Carrying Amount	2,093	1,699
Other loans [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	1	4
Total long-term debt, Carrying Amount	$ 1	$ 4
Senior secured credit facilities [Member]
Debt Instrument [Line Items]
Total long-term debt, Weighted average interest rate	3.46%	4.13%